UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE ENERGY MLP & INFRASTRUCTURE FUND

FORM N-Q

JULY 31, 2015

CLEARBRIDGE ENERGY MLP & INFRASTRUCTURE FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 62.0%
ENERGY - 54.1%
Energy Equipment & Services - 1.5%
Cameron International Corp.	5,779	$291,609	*

Oil, Gas & Consumable Fuels - 52.6%
Cheniere Energy Inc.	10,610	731,772	*
Enbridge Inc.	9,591	417,784
EnLink Midstream LLC	33,394	899,968
EQT Corp.	5,594	429,899
Kinder Morgan Inc.	25,838	895,028
Koninklijke Vopak NV	15,124	790,633
Occidental Petroleum Corp.	4,898	343,840
ONEOK Inc.	24,323	919,166
SemGroup Corp., Class A Shares	11,828	840,853
Spectra Energy Corp.	29,282	886,073
Targa Resources Corp.	9,365	828,334
Teekay Corp.	8,829	316,167
Total SA, ADR	5,352	263,800
TransCanada Corp.	10,908	424,430
Williams Cos. Inc.	23,294	1,222,469

Total Oil, Gas & Consumable Fuels		10,210,216

TOTAL ENERGY		10,501,825

INDUSTRIALS - 4.8%
Transportation Infrastructure - 4.8%
Macquarie Infrastructure Corp.	10,938	928,964

UTILITIES - 3.1%
Electric Utilities - 1.7%
Exelon Corp.	10,214	327,767

Multi-Utilities - 1.4%
CenterPoint Energy Inc.	14,120	273,081

TOTAL UTILITIES		600,848

TOTAL COMMON STOCKS (Cost - $12,920,567)		12,031,637

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 37.6%
Diversified Energy Infrastructure - 16.0%
Energy Transfer Equity LP	18,198	547,396
Enterprise Products Partners LP	30,962	877,153
Genesis Energy LP	14,291	634,377
Plains GP Holdings LP, Class A Shares	40,712	1,043,856

Total Diversified Energy Infrastructure		3,102,782

Gathering/Processing - 5.4%
Antero Midstream Partners LP	7,013	187,107
MarkWest Energy Partners LP	13,222	865,247

Total Gathering/Processing		1,052,354

General Partner - 2.4%
Tallgrass Energy GP LP	15,607	469,459

Global Infrastructure - 4.1%
Brookfield Infrastructure Partners LP	18,790	786,549

See Notes to Schedule of Investments.

CLEARBRIDGE ENERGY MLP & INFRASTRUCTURE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES/UNITS	VALUE
Liquids Transportation & Storage - 5.6%
Buckeye Partners LP		4,312	$323,271
Magellan Midstream Partners LP		10,900	767,360

Total Liquids Transportation & Storage			1,090,631

Natural Gas Transportation & Storage - 2.2%
Columbia Pipeline Partners LP		18,452	432,515

Oil/Refined Products - 1.9%
VTTI Energy Partners LP		15,363	357,497

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $7,226,981)			7,291,787

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $20,147,548)			19,323,424

	RATE	SHARES
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $29,515)	0.118%	29,515	29,515

TOTAL INVESTMENTS - 99.8% (Cost - $20,177,063#)			19,352,939
Other Assets in Excess of Liabilities - 0.2%			48,124

TOTAL NET ASSETS - 100.0%			$19,401,063

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Energy MLP & Infrastructure Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$12,031,637	—	—	$12,031,637
Master limited partnerships	7,291,787	—	—	7,291,787

Total long-term investments	$19,323,424	—	—	$19,323,424

Short-term investments†	29,515	—	—	29,515

Total investments	$19,352,939	—	—	$19,352,939

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2015, securities valued at $790,633 were transferred from Level 2 to Level 1 within the fair value hierarchy.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$508,162
Gross unrealized depreciation	(1,332,286)

Net unrealized depreciation	$(824,124)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015